Notes Payable, Related Parties (Tables)	12 Months Ended
Dec. 31, 2017
Notes Payable Related Parties Tables
Notes payable, related parties
	December 31,	December 31,
	2017	2016

On July 6, 2015, the Company received an unsecured loan in the amount of $10,000, due on demand, bearing interest at a simple interest rate of 8%, from the Company’s CEO.	$-	$10,000

On July 6, 2015, the Company received an unsecured loan in the amount of $10,000, due on demand, bearing interest at a simple interest rate of 8%, from the Company’s Chairman of the Board.	-	10,000

On July 6, 2015, the Company received an unsecured loan in the amount of $10,000, due on demand, bearing interest at a simple interest rate of 8%, from one of the Company’s Directors.	-	10,000

Total notes payable, related parties	-	30,000
Less: current portion	-	30,000
Notes payable, related parties, less current portion	$-	$-